Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Physical platinum bullion	$ 4,916,505	$ 4,867,257
Percent value of net assets of the Trust	0.35%
Threshold percent value of net assets of trust to calculate management fee	0.65%
Capital losses available for tax purposes	$ 2	2
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (28)	$ (139)
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Physical gold	99.60%	100.00%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 65,100	$ 57,500
Percentage decrease in market value of gold	1.00%